SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Options Granted
The following tables is a summary of stock option activity for the year ended on December 31, 2024:

	Year ended December 31
	2024
		Weighted
	Number	Average
	of	Exercise
	Options	Price*
Outstanding at beginning of year	1,638,495	$4.96
Changes during the year:
Granted	-	-
Canceled	(6,996)	10.17
Exercised	(1,003,409)	2.63
Forfeited	-	-
Expired	-	-
Outstanding at end of year	628,090	$8.61
Exercisable at end of year	628,090	$8.61

* In U.S. dollars per Ordinary Share

Schedule of Outstanding and Exercisable Options
The following tables summarize information concerning outstanding and exercisable options as of December 31, 2024:

Options outstanding and exercisable
Exercise Prices *	Number of options Outstanding and exercisable at end of year	Weighted average remaining contractual life
$3.16	42,608	0.71
$3.75	29,595	0.68
$5.11	65,576	1.26
$7.00	41,000	1.61
$9.85	424,149	2.16
$12.16	18,662	2.35
$21.62	6,500	2.86

* In U.S. dollars per Ordinary Share.

Schedule of Share Based Compensation Expense
The following table illustrates the effect of share-based compensation on the consolidated statements of income:

	Year ended December 31
	2024	2023	2022
Cost of sales	1,833	2,046	1,917
Research and development expenses	2,177	2,652	3,166
Selling and marketing expenses	11,367	17,167	17,302
General and administrative expenses	1,192	1,735	2,067
	16,569	23,600	24,452

Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Options Granted
The following tables summarize information concerning RSUs as of December 31, 2024 :

	Year ended December 31
	2024
		Weighted
	Number	Average
	of	Grant Date
	RSUs	Fair Value
Outstanding at beginning of year	936,049	39.04
Changes during the year:
Granted	716,395	25.90
Vested	(622,799)	41.20
Forfeited	(204,740)	28.67
Outstanding at end of year	824,905	28.57